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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09060
                                    --------------------------------------------

Holland Series Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

375 Park Avenue New York, NY 10152
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(Address of principal executive offices)

                                            Copy to:

Michael Holland                             Julie Tedesco, Esq.
President and Treasurer                     State Street Bank and Trust Company
Holland Series Fund, Inc.                   One Federal Street, 9th Floor
375 Park Avenue                             Boston, Massachusetts 02110
New York, New York 10152
                                            and

                                            Brynn Peltz, Esq.
                                            Simpson Thacher & Bartlett
                                            425 Lexington Avenue
                                            New York, New York 10017
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:      800-304-6552
                                                    ----------------------

Date of fiscal year end:       September 30
                         --------------------------

Date of reporting period:      June 30, 2004
                          -------------------------



ITEM 1.  PROXY VOTING RECORD
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Issuer Ticker Symbol CUSIP Meeting Date Ballot Issue
Proposed by Vote Cast Mgmt. Rec.

3M Co. MMM 88579Y101 05/11/04 Proposal 1: Election of Directors
Issuer For For

1.1 Edward A. Brennan

1.2 Michael L. Eskew

1.3 James McNerney, Jr.

1.4 Kevin W. Sharer

Proposal 2: Ratify Auditors
Issuer For For

Proposal 3: Amendment to the Certificate of Incorporation to Increase the Authorized Common Stock Issuer For For

Proposal 4: Separation of the Roles of CEO and Chairman of the Board Security Holder Against Against

American Express Co. AXP 025816109 04/26/04 Proposal 1: Election of Directors Issuer For All For

1.1 D.F. Akerson

1.2 C. Barshefsky

1.3 W.G. Bowen

1.4 U.M. Burns

1.5 K.I. Chenault

1.6 P.R. Dolan

1.7 V.E. Jordan, Jr.

1.8 J. Leschly

1.9 R.A. McGinn

1.10 E.D. Miller

1.11 F.P. Popoff

1.12 R.D. Walter


Proposal 2: Ratify Selection of Ernst & Young LLP as Independent Auditor Issuer For For

Proposal 3: Establish Six-Year Term Limits for Directors
Security Holder Against Against

Proposal 4: Request for a Separate Annual Report Describing Political Contributions Security Holder Against Against

American International Group, inc. AIG 026874107 05/19/04 Proposal 1:Election of Directors
Issuer For All For

1.1 M. Aidinoff

1.2 P. Chia

1.3 M. Cohen

1.4 W. Cohen

1.5 M. Feldstein

1.6 E. Futter

1.7 M. Greenberg

1.8 C. Hills

1.9 F. Hoenemeyer

1.10 R. Holbrooke

1.11 D. Kanak

1.12 H. Smith

1.13 M. Sullivan

1.14 E. TSE

1.15 F. Zarb

Proposal 2: Chief Executive Officer Annual Compensation Plan
Issuer For For

Proposal 3: Director Stock Plan
Issuer For For

Proposal 4: Ratify Selection of PricewaterhouseCoopers LLP as Independent Accoutants for 2004
Issuer For For

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Proposal 5: Political Contributions
Security Holder Against Against

Proposal 6: Executive Officer Compensation
Security Holder Against Against

Proposal 7: Investments in Tobacco Equities
Security Holder Against Against

The Bank of New York Co., Inc. BK 064057102 04/13/04 Proposal 1: Election of Directors
Issuer For All For

1.1 Mr. Biondi

1.2 Mr. Donofrio

1.3 Mr. Griffith

1.4 Mr. Hassell

1.5 Mr. Kogan

1.6 Mr. Kowalski

1.7 Mr. Luke

1.8 Mr. Malone

1.9 Mr. Myners

1.10 Mr. Pozen

1.11 Ms. Rein

1.12 Mr. Renyl

1.13 Mr. Richardson

1.14 Mr. Roberts

1.15 Mr. Scott

Proposal 2: Ratify Auditors
Issuer For For

Proposal 3: Approve Amendment to the 2004 Management Incentive Compensation Plan Issuer For For

Proposal 4: Political Contributions
Security Holder Against Against

Proposal 5: Executive Compensation
Security Holder Against Against

Proposal 6: Composition of the Risk Committee
Security Holder Against Against

Proposal 7: Company's Rights Plan
Security Holder Against Against

Berkshire Hathaway, Inc. Class A BRK/A 084670108 05/01/04 Proposal 1: Election of Directors
Issuer For All For

1.1 Warren E. Buffett

1.2 Charles T. Munger

1.3 Susan T. Buffett

1.4 Howard G. Buffett

1.5 Malcolm G. Chace

1.6 David S. Gottesman

1.7 Charlotte Guyman

1.8 Donald R. Keough

1.9 Thomas S. Murphy

1.10 Ronald L. Olson

1.11 Walter Scott, Jr.

Proposal 2: Political Contributions
Security Holder Against Against

Chevron Texaco Corporation CVX 166764100 04/28/04 Proposal 1: Election of Directors Issuer
For All For

1.1 S.H. Armacost

1.2 R.E. Denham

1.3 R.J.Eaton

1.4 S.Ginn

1.5 C.A. Hills

1.6 F.G. Jennifer

1.7 J.B. Johnston

1.8 S. Nunn

1.9 D.J. O'Reilly

1.10 P.J. Robertson

1.11 C.R. Shoemate



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1.12 C. Ware

Proposal 2: Ratify Independent Accountants
Issuer For For

Proposal 3: Support for the Stockholder Rights Plan Plicy
Issuer For For

Proposal 4: Approve Long-Term Incentive Plan
Issuer For For

Proposal 5: HIV/AIDs, TB and Malaria
Security Holder Against Against

Proposal 6: Political Disclosure
Security Holder Against Against

Proposal 7: Director Election Vote Threshold
Security Holder Against Against

Proposal 8: Report on Ecuador
Security Holder Against Against

Proposal 9: Renewable Energy
Security Holder Against Against

Citigroup, Inc. C 172967101 04/20/04 Proposal 1: Election of Directors Issuer For All For

1.1 C. Michael Armstrong

1.2 Alain J.P. Belda

1.3 George David

1.4 Kenneth T. Derr

1.5 John M. Deutch

1.6 R. Hernandez Ramirez

1.7 Ann Dibble Jordan

1.8 Dudley C. Mecum

1.9 Richard D. Parsons

1.10 Andrall E. Pearson

1.11 Charles Prince

1.12 Robert E. Rubin

1.13 Franklin A. Thomas

1.14 Sanford I. Weill

1.15 Robert B. Willumstad


Proposal 2: Ratify the Selection of KPMG LLP as Citigroup's Independent Auditors for 2004
Issuer For For

Proposal 3: Curb on Executive Compensation, No Future Stock Option Grants and No Renewals or Extensions of Option Plans
Security Holder Against Against

Proposal 4: Report on Political Contributions
Security Holder Against Against

Proposal 5: Discontinuation of all Rights Options, SAR's and Possible Severance Payments to the Top 5 of Management
Security Holder Against Against

Proposal 6: Request that Chairman of the Board Have no Management Duties, Titles or Responsibilities
Security Holder Against Against

Coca Cola Co. KO 191216100 04/21/04 Proposal 1: Election of Directors Issuer For All For

1.1 Herbert A. Allen

1.2 Ronald W. Allen

1.3 Cathleen P. Black

1.4 Warren E. Buffett

1.5 Douglas N. Daft

1.6 Barry Diller

1.7 Donald R. Keough

1.8 Susan Bennett King

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1.9 Maria Elena Lagomasino

1.10 Donald F. McHenry

1.11 Robert L. Nardelli

1.12 Sam Nunn

1.13 J. Pedro Reinhard

1.14 James D. Robinson III

1.15 Peter V. Ueberroth

1.16 James B. Williams

Proposal 2: Ratify the Selection of Ernst & Young LLP as Independent Auditors for 2004
Issuer For For

Proposal 3: Global HIV/AIDS Pandemic Report
Security Holder For For

Proposal 4: Stock Option Glass Ceiling Report
Security Holder Against Against

Proposal 5: Executive Compensation
Security Holder Against Against

Proposal 6: Restricted Stock
Security Holder Against Against

Proposal 7: Senior Executive Participation in Company's Compensation & Deferral Investment Program
Security Holder Against Against

Proposal 8: The China Business Principles
Security Holder Against Against

Proposal 9: Separate Positions of CEO and Chairman
Security Holder Against Against

Exxon Mobil Corp. XOM 30231G102 05/26/04 Proposal 1: Election of Directors Issuer For All For

1.1 M.J. Boskin

1.2 J.R. Houghton

1.3 W.R. Howell

1.4 R.C. King

1.5 P.E. Lippincott

1.6 H.J. Longwell

1.7 H.A. McKinnell, Jr.

1.8 M.C. Nelson

1.9 L.R. Raymond

1.10 W.V.Shipley

1.11 R.W. Tillerson

Proposal 2: Ratification of Independent auditors
Issuer For For

Proposal 3: Approval of 2004 Non-Employee Director Restricted Stock Plan Issuer For For

Proposal 4: Political Contributions
Security Holder Against Against

Proposal 5: Political Contributions Report
Security Holder Against Against

Proposal 6: Media Response on Equatorial Guinea
Security Holder Against Against

Proposal 7: Board Chairman and CEO
Security Holder Against Against

Proposal 8: Executive Compensation
Security Holder Against Against

Proposal 9: Equity Compensation Report
Security Holder Against Against

Proposal 10: Amendment of EEO Policy
Security Holder Against Against

Proposal 11: Climate Science Report
Security Holder Against Against

General Electric Co. GE 369604103 04/28/04 Proposal 1: Election of Directors Issuer For All For

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1.1 James I. Cash, Jr.

1.2 Dennis D. Dammerman

1.3 Ann M. Fudge

1.4 Claudio X. Gonzalez

1.5 Jeffrey R. Immelt

1.6 Andrea Jung

1.7 Alan G. Lafley

1.8 Kenneth G. Langone

1.9 Ralph S. Larsen

1.10 Rochelle B. Lazarus

1.11 Sam Nunn

1.12 Roger S. Penske

1.13 Robert J. Swieringa

1.14 Douglas A. Warner III

1.15 Rober C. Wright

Proposal 2: Ratify Selection of KPMG LLP the independent Auditor
Issuer For For

Proposal 3: Add Revenue Measurement to Executive Officer Performance Goals for Long-Term Performance Awards
Issuer For For

Proposal 4: Cumulative Voting in the Selection of Directors
Security Holder Against Against

Proposal 5: Request the Elimination of Animal Testing and a Committee to Monitor and Counsel the Board on Ethical, Human Health, and Scientific Issues
Security Holder Against Against

Proposal 6: Report on Current Vulnerability and Substantial Risks of the Interim Storage of Irradiated Fuel Rods
Security Holder Against Against

Proposal 7: That the Board of Directors report, by August 1, 2004, its annual expenditures and costs relating to environmental consequences of PCB exposures, GE's remediation of sites contaminated by PCBs,etc.
Security Holder Against Against

Proposal 8: Report on the Risk and Damage of Outsourcing Manufacturing and Service Work
Security Holder Against Against

Proposal 9: Sustainability Report
Security Holder Against Against

Proposal 10: Adoption of a Policy that no Board Member Shall Serve on the Managemnt Development and Compensation Committee if He or She is not an Independet Director
Security Holder Against Against

Proposal 11: Review of Executive Compensation Policies
Security Holder Against Against

Proposal 12: Cessation of all Executive Stock Option and Bonus Programs Security Holder Against Against

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Proposal 13: Limit Number of Directorships Director's Can Have
Security Holder Against Against

Proposal 14: Amend the By-Laws to Require that Chairman of the Board is an Independent Director
Security Holder Against Against

Proposal 15: Hire an Investment bank to explore the Sale of the Company Security Holder Against Against

Proposal 16: Adopt Policy to Require Senior Executives and Directors to Commit to Hold at Least 50% of GE Shares Obtained by Exercising Stock Options Throughout Their Tenure
Security Holder Against Against

Proposal 17: Implement and Average Independence Level for the Board Security Holder Against Against

Proposal 18: Report that Contains Policies for Political Contribution, an Accounting of the Company's Resources, a Business Rationale for each Political Contribution and the People in the Company Who Participated in Making the Decisions to Contribute
Security Holder Against Against

Intel Corp. INTC 458140100 05/19/04 Proposal 1: Election of Directors Issuer For All For

1.1 Craig R. Barrett

1.2 Charlene Barshefsky

1.3 John P. Browne

1.4 Andrew S. Grove

1.5 D. James Guzy

1.6 Reed E. Hundt

1.7 Paul S. Otellini

1.8 David S. Pottruck

1.9 Jane E. Shaw

1.10 John L. Thornton

1.11 David B. Yoffie


Proposal 2: Ratify Selection of Independent Auditors
Issuer For For

Proposal 3: Approval of the 2004 Equity Incentive Plan
Issuer For For

Proposal 4: Expense Stock Options
Security Holder Against Against

Proposal 5: Use of Performance-Vesting Stock
Security Holder Against Against

Proposal 6: Use of Performance-Based Stock Options
Security Holder Against Against

International Business Machines Corp. IBM 459200101 04/27/04 Proposal 1:
Election of Directors
Issuer For All For

1.1 C. Black

1.2 K.I. Chenault

1.3 C. Ghosn

1.4 N.O. Keohane

1.5 C.F. Knight

1.6 L.A. Noto

1.7 S.J. Palmisano

1.8 J.B. Slaughter

1.9 J.E. Spero

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1.10 S. Taurel

1.11 C.M. Vest

1.12 L.H. Zambrano


Proposal 2: Ratify Appointment of PricewaterhouseCoopers LLP as Independent Accountant
Issuer For For

Proposal 3: Ratify Appointment of Ernst & Young LLP as Independent Accoutnants for the Business Consulting Services Unit
Issuer For For

Proposal 4: Approval of Long-Term Incentive Performance Terms for Certain Executives
Issuer For For

Proposal 5: Cumulative Voting
Security Holder Against Against

Proposal 6: Pension and Retirement Medical
Security Holder Against Against

Proposal 7: Executive Compensation
Security Holder Against Against

Proposal 8: Expensing Stock Options
Security Holder Against Against

Proposal 9: Disclosure of Executive Compensation
Security Holder Against Against

Proposal 10: China Business Principles
Security Holder Against Against

Proposal 11: Political Contributions
Security Holder Against Against

Proposal 12: Review of Executive Compensation Policies
Security Holder Against Against

Johnson & Johnson JNJ 478160104 04/22/04 Proposal 1: Election of Directors Issuer For All For

1.1 Gerard N. Burrow

1.2 Mary S. Coleman

1.3 James G. Cullen

1.4 Robert J. Darretta

1.5 M. Judah Folkman

1.6 Ann D. Jordan

1.7 Arnold G. Langbo

1.8 Susan L. Lindquist

1.9 Leo F. Mullin

1.10 Steven S. Reinemund

1.11 David Satcher

1.12 Henry B. Schacht

1.13 William C. Weldon

Proposal 2: Ratify the Appointment of PricewaterhouseCoopers LLP as Independent Auditors
Issuer For For

Proposal 3: Charitable Contributions
Security Holder Against Against

Medco Health Solutions, Inc. MHS 58405U102 04/21/04 Proposal 1: Election of 3 Class I Directors
Issuer For All For

1.1 David B. Snow, Jr.

1.2 Howard W. Barker, Jr.

1.3 Brian L. Strom, M.D., M.P.H.

Proposal 2: Ratify the Appointment of PricewaterhouseCoopers LLP as Independent Public Accountants
Issuer For For

Merck & Co., Inc. MRK 589331107 04/27/04 Proposal 1: Election of Directors Issuer For All For

1.1 Peter C. Wendell

1.2 Dr. William G. Bowen

1.3 William M. Daley

1.4 Dr. Thomas E.Shenk

1.5 Wendell P. Weeks

Proposal 2: Ratify Appointment of PricewaterhouseCoopers LLP as Independent Auditors
Issuer For For

Proposal 3: Amend Restated Certificate of Incorporation to Declassify the Board of Directors
Issuer For For

Proposal 4: Managemnt Compensation
Security Holder Against Against

Proposal 5: Extension of Prescription Drug Patents
Security Holder Against Against

Proposal 6: Ethical and Social Performance of the Company
Security Holder Against Against

Proposal 7: Use of Shareholder Resources for Political Purposes
Security Holder Against Against

Proposal 8: Report Related to the Global HIV/AIDS Pandemic
Security Holder Against Against

Microsoft Corp. MSFT 594918104 11/11/03 Proposal 1: Election of Directors Issuer For All For

1.1 William H. Gates, III

1.2 Steven A. Ballmer

1.3 James I. Cash, Jr., Ph.D

1.4 Raymond V. Gilmartin

1.5 Ann McLaughlin Korologos

1.6 David F. Marquardt

1.7 Charles H. Noski

1.8 Dr. Helmut Panke

1.9 Wm. G. Reed, Jr.

1.10 John A. Shirley

Proposal 2: Amendments to the 2001 Stock Plan
Issuer For For

Proposal 3: Amendments to the 1999 Stock Option Plan for Non-Employee Directors Issuer For For

Proposal 4: Refrain from giving Charitable Contributions
Security Holder Against Against

Pfizer, Inc. PFE 717081103 04/22/04 Proposal 1: Election of Directors Issuer For All For

1.1 Michael S. Brown

1.2 M. Anthony Burns

1.3 Robert N. Burt

1.4 W. Don Cornwell

1.5 William H. Gray III

1.6 Constance J. Horner

1.7 William R. Howell

1.8 Stanley O. Ikenberry

1.9 George A. Lorch

1.10 Henry A. McKinnell

1.11 Dana G. Mead

1.12 Franklin D. Raines

1.13 Ruth J. Simmons

1.14 William C. Steere, Jr.

1.15 Jean-Paul Valles


Proposal 2: Approve the Appointment of KPMG LLP as Independent Auditors for 2004 Issuer For For

Proposal 3: Approve the Pfizer Inc. 2004 Stock Plan
Issuer For For

Proposal 4: Review Economic Effects of the HIV/AIDS, TB and Malaria Pandemics on the Company's Business Strategy
Security Holder Against Against

Proposal 5: Political Contributions
Security Holder Against Against

Proposal 6: Annual Report on Corporate Resources Devoted to Supporting Political Entities or Candidates
Security Holder Against Against

Proposal 7: Impose Term Limits on Directors
Security Holder Against Against

Proposal 8: Report on Increasing Access to Pfizer Products
Security Holder Against Against

Proposal 9: Stock Options
Security Holder Against Against

Proposal 10: In Vitro Testing
Security Holder Against Against

Schlumberger, Ltd. SLB 806857108 04/14/04 Proposal 1: Election of Directors Issuer For All For

1.1 J. Deutch

1.2 J.S. Gorelick

1.3 A. Gould

1.4 T. Isaac

1.5 A. Lajous

1.6 A. Levy-Lang

1.7 D. Primat

1.8 T. Sandvold

1.9 N. Seydoux

1.10 L.G. Stuntz


Proposal 2: Adoption and Approval of Financials and Dividends
Issuer For For

Proposal 3: Approval of Adoption of the 2004 Stock and Deferral Plan for Non-Employee Directors
Issuer For For

Proposal 4: Approval of Auditors
Issuer For For

Wal-Mart Stores, Inc. WMT 931142103 06/04/04 Proposal 1: Election of Directors Issuer For All For

1.1 James W. Breyer

1.2 M. Michele Burns

1.3 Thomas M. Coughlin

1.4 David D. Glass

1.5 Roland A. Hernandez

1.6 Dawn G. Lepore

1.7 John D. Opie

1.8 J. Paul Reason

1.9 H. Lee Scott, Jr.

1.10 Jack C. Shewmaker

1.11 Jose H. Villarreal

1.12 John T. Walton

1.13 S. Robson Walton

1.14 Christopher J. Williams

Proposal 2: Approve ASDA Colleague Share Ownership Plan of 1999
Issuer For For

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Proposal 3: Approve ASDA Sharesave Plan of 2000
Issuer For For

Proposal 4: Approve Wal-Mart Stores, Inc. 2004 Associate Stock Purchase Plan Issuer For For

Proposal 5: Ratify the Appointment of Independent Accountants
Issuer For For

Proposal 6: Independent Chairman
Security Holder Against Against

Proposal 7: Sustainability Report
Security Holder Against Against

Proposal 8: Equity Compensation
Security Holder Against Against

Proposal 9: Genetically Engineered Food Products
Security Holder Against Against

Proposal 10: Equal Employment Opportunity Report
Security Holder Against Against

Proposal 11: Shareholder Approval of Participation in the Officer Deferred Compensation Plan.
Security Holder Against Against
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:       /s/ Michael F. Holland
         -------------------------
         Michael F. Holland
         President and Treasurer
         August 18, 2004